UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-21423

                             The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Dividend & Income Trust

First Quarter Report — March 31, 2017

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended March 31, 2017, the net asset value (“NAV”) total return of The Gabelli Dividend & Income Trust (the “Fund”) was 4.0%, compared with a total return of 6.1% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was 5.8%. The Fund’s NAV per share was $22.87 while the price of the publicly traded shares closed at $20.86 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of March 31, 2017.

Comparative Results

Average Annual Returns through March 31, 2017 (a) (Unaudited)					Since Inception (11/28/03)

	Quarter	1 Year	5 Year	10 Year
Gabelli Dividend & Income Trust
NAV Total Return (b)	4.05%	15.47%	11.23%	6.07%	7.98%
Investment Total Return (c)	5.76	20.69	12.64	7.26	7.76
S&P 500 Index	6.07	17.17	13.30	7.51	8.43
Dow Jones Industrial Average	4.98	19.56	12.04	8.03	8.45
Nasdaq Composite Index	10.13	22.93	15.38	10.60	9.75
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Performance returns for periods of less than one year are not annualized. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and adjustment for the spin-off and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions and adjustment for the spin-off. Since inception return is based on an initial offering price of $20.00.

The Gabelli Dividend & Income Trust

Schedule of Investments — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 96.6%
	Aerospace — 2.1%
255,731	Aerojet Rocketdyne Holdings Inc.†	$5,549,363
34,000	Kaman Corp.	1,636,420
104,000	Rockwell Automation Inc.	16,193,840
1,507,000	Rolls-Royce Holdings plc	14,236,397
77,500	The Boeing Co.	13,706,650

		51,322,670

	Agriculture — 0.0%
2,000	Bunge Ltd	158,520

	Automotive — 0.7%
275,000	Ford Motor Co.	3,201,000
45,000	General Motors Co.	1,591,200
263,000	Navistar International Corp.†	6,475,060
80,000	PACCAR Inc.	5,376,000

		16,643,260

	Automotive: Parts and Accessories — 2.2%
21,213	Adient plc	1,541,549
277,000	Dana Inc.	5,348,870
70,000	Delphi Automotive plc	5,634,300
342,000	Genuine Parts Co.	31,604,220
5,900	Lear Corp.	835,322
2,000	Linamar Corp.	90,973
22,000	O’Reilly Automotive Inc.†	5,936,480
25,000	Visteon Corp.†	2,448,750

		53,440,464

	Aviation: Parts and Services — 0.5%
92,000	Arconic Inc.	2,423,280
84,000	B/E Aerospace Inc.	5,385,240
82,000	KLX Inc.†	3,665,400

		11,473,920

	Broadcasting — 0.9%
24,500	CBS Corp., Cl. A, Voting	1,724,555
6,000	Dolby Laboratories Inc., Cl. A	314,460
15,000	Liberty Broadband Corp., Cl. C†	1,296,000
61,764	Liberty Global plc, Cl. A†	2,215,474
303,571	Liberty Global plc, Cl. C†	10,637,114
12,000	Liberty Media Corp.-Liberty SiriusXM, Cl. A†	467,040
25,000	Liberty Media Corp.-Liberty SiriusXM, Cl. C†	969,500
105,000	MSG Networks Inc., Cl. A†	2,451,750
55,000	Tribune Media Co., Cl. A	2,049,850

		22,125,743

	Building and Construction — 1.4%
75,000	Armstrong Flooring Inc.†	1,381,500
78,000	Fortune Brands Home & Security Inc.	4,746,300
180,000	Herc Holdings Inc.†	8,800,200
431,318	Johnson Controls International plc	18,167,118

Shares		Market Value

89,000	Layne Christensen Co.†	$786,760

		33,881,878

	Business Services — 2.0%
25,000	Aramark	921,750
100,000	Diebold Nixdorf Inc.	3,070,000
150,000	Fly Leasing Ltd., ADR†	1,968,000
5,000	Jardine Matheson Holdings Ltd.	321,250
239,000	Macquarie Infrastructure Corp.	19,258,620
176,000	MasterCard Inc., Cl. A	19,794,720
13,000	Stericycle Inc.†	1,077,570
27,000	The Brink’s Co.	1,443,150
25,000	Visa Inc., Cl. A	2,221,750

		50,076,810

	Cable and Satellite — 1.4%
65,000	AMC Networks Inc., Cl. A†	3,814,200
2,445	Charter Communications Inc., Cl. A†	800,297
15,000	Cogeco Inc.	671,805
160,000	Comcast Corp., Cl. A	6,014,400
190,000	DISH Network Corp., Cl. A†	12,063,100
50,000	EchoStar Corp., Cl. A†	2,847,500
9,507	Liberty Global plc LiLAC, Cl. A†	211,436
22,116	Liberty Global plc LiLAC, Cl. C†	509,553
153,000	Rogers Communications Inc., Cl. B	6,765,660

		33,697,951

	Communications Equipment — 0.4%
384,000	Corning Inc.	10,368,000

	Computer Hardware — 0.6%
107,000	Apple Inc.	15,371,620

	Computer Software and Services — 1.5%
9,000	Alphabet Inc., Cl. A†	7,630,200
5,527	Alphabet Inc., Cl. C†	4,584,978
35,000	Blucora Inc.†	605,500
214	CommerceHub Inc., Cl. A†	3,313
427	CommerceHub Inc., Cl. C†	6,631
15,000	CyrusOne Inc.	772,050
35,000	eBay Inc.†	1,174,950
380,000	Hewlett Packard Enterprise Co.	9,006,000
50,000	Internap Corp.†	186,000
155,000	Microsoft Corp.	10,208,300
55,000	Yahoo! Inc.†	2,552,550

		36,730,472

	Consumer Products — 3.4%
3,000	Altria Group Inc.	214,260
120,000	Avon Products Inc.†	528,000
30,000	Church & Dwight Co. Inc.	1,496,100
60,000	Coty Inc., Cl. A	1,087,800
355,000	Edgewell Personal Care Co.†	25,964,700
65,000	Energizer Holdings Inc.	3,623,750

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
100,000	Hanesbrands Inc.	$2,076,000
15,000	Kimberly-Clark Corp.	1,974,450
29,000	Philip Morris International Inc.	3,274,100
7,000	Stanley Black & Decker Inc.	930,090
875,000	Swedish Match AB	28,464,732
144,000	The Procter & Gamble Co.	12,938,400

		82,572,382

	Consumer Services — 0.2%
45,400	Ashtead Group plc	940,252
853	Liberty Expedia Holdings Inc., Cl. A†	38,794
100,000	Liberty Interactive Corp. QVC Group, Cl. A†	2,002,000
21,279	Liberty Ventures, Cl. A†	946,490
40,000	ServiceMaster Global Holdings Inc.†	1,670,000

		5,597,536

	Diversified Industrial — 3.9%
92,000	Bouygues SA	3,744,757
55,000	Eaton Corp. plc	4,078,250
781,000	General Electric Co.	23,273,800
109,468	Griffon Corp.	2,698,389
331,000	Honeywell International Inc.	41,331,970
56,000	ITT Inc.	2,297,120
10,000	Jardine Strategic Holdings Ltd.	420,000
20,000	Pentair plc	1,255,600
4,000	Sulzer AG	418,509
268,000	Textron Inc.	12,754,120
300,000	Toray Industries Inc.	2,659,660

		94,932,175

	Electronics — 1.7%
12,000	Agilent Technologies Inc.	634,440
13,000	Emerson Electric Co.	778,180
224,000	Intel Corp.	8,079,680
435,000	Sony Corp., ADR	14,672,550
70,000	TE Connectivity Ltd.	5,218,500
100,000	Texas Instruments Inc.	8,056,000
30,000	Thermo Fisher Scientific Inc.	4,608,000

		42,047,350

	Energy and Utilities: Electric — 0.4%
12,000	ALLETE Inc.	812,520
10,000	American Electric Power Co. Inc.	671,300
10,000	Edison International	796,100
17,000	El Paso Electric Co.	858,500
70,000	Electric Power Development Co. Ltd.	1,637,923
25,000	Great Plains Energy Inc.	730,500
12,000	Pinnacle West Capital Corp.	1,000,560
45,000	The AES Corp.	503,100
34,000	WEC Energy Group Inc.	2,061,420

		9,071,923

Shares		Market Value
	Energy and Utilities: Integrated — 1.8%
22,000	Avangrid Inc.	$940,280
26,000	Avista Corp.	1,015,300
4,000	Black Hills Corp.	265,880
26,000	Chubu Electric Power Co. Inc.	348,208
216,000	CONSOL Energy Inc.†	3,624,480
100,000	Edison SpA†	53,500
20,000	Endesa SA	470,034
230,000	Enel SpA	1,083,040
95,208	Eversource Energy	5,596,326
34,000	Hawaiian Electric Industries Inc.	1,132,540
401,000	Hera SpA	1,115,671
10,000	Hokkaido Electric Power Co. Inc.	75,631
24,000	Hokuriku Electric Power Co.	232,821
45,000	Iberdrola SA, ADR	1,287,000
127,000	Korea Electric Power Corp., ADR†	2,632,710
44,000	Kyushu Electric Power Co. Inc.	468,733
29,000	MGE Energy Inc.	1,885,000
40,000	National Grid plc	507,925
27,000	National Grid plc, ADR	1,713,960
55,000	NextEra Energy Inc.	7,060,350
49,000	NiSource Inc.	1,165,710
57,000	OGE Energy Corp.	1,993,860
14,000	Ormat Technologies Inc.	799,120
30,000	Public Service Enterprise Group Inc.	1,330,500
58,000	Shikoku Electric Power Co. Inc.	637,151
50,000	The Chugoku Electric Power Co. Inc.	553,310
20,000	The Kansai Electric Power Co. Inc.	245,576
45,000	Tohoku Electric Power Co. Inc.	609,539
28,000	Vectren Corp.	1,641,080
75,000	Westar Energy Inc.	4,070,250

		44,555,485

	Energy and Utilities: Natural Gas — 1.5%
50,000	Delta Natural Gas Co. Inc.	1,517,500
100,000	Kinder Morgan Inc.	2,174,000
306,000	National Fuel Gas Co.	18,243,720
14,000	ONEOK Inc.	776,160
90,000	Sempra Energy	9,945,000
30,000	South Jersey Industries Inc.	1,069,500
44,000	Southwest Gas Holdings Inc.	3,648,040

		37,373,920

	Energy and Utilities: Oil — 5.9%
124,000	Anadarko Petroleum Corp.	7,688,000
40,000	Apache Corp.	2,055,600
153,000	BP plc, ADR	5,281,560
4,921	California Resources Corp.†	74,012
35,000	Chesapeake Energy Corp.†	207,900
163,000	Chevron Corp.	17,501,310
238,700	ConocoPhillips	11,903,969
85,000	Devon Energy Corp.	3,546,200
130,000	Eni SpA, ADR	4,254,900

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
175,200	Exxon Mobil Corp.	$14,368,152
47,000	Hess Corp.	2,265,870
326,000	Marathon Oil Corp.	5,150,800
260,000	Marathon Petroleum Corp.	13,140,400
79,000	Murphy Oil Corp.	2,258,610
200,000	Occidental Petroleum Corp.	12,672,000
200	PetroChina Co. Ltd., ADR	14,650
20,000	Petroleo Brasileiro SA, ADR†	193,800
128,000	Phillips 66	10,140,160
200,000	Repsol SA, ADR	3,101,000
230,000	Royal Dutch Shell plc, Cl. A, ADR	12,127,900
530,000	Statoil ASA, ADR	9,105,400
145,000	Total SA, ADR	7,310,900

		144,363,093

	Energy and Utilities: Services — 2.2%
52,000	ABB Ltd., ADR	1,216,800
75,437	Baker Hughes Inc.	4,512,641
50,000	Diamond Offshore Drilling Inc.†	835,500
395,000	Halliburton Co.	19,437,950
47,000	Oceaneering International Inc.	1,272,760
162,000	Schlumberger Ltd.	12,652,200
15,000	Seventy Seven Energy Inc.†	0
2,180,000	Weatherford International plc†	14,497,000

		54,424,851

	Energy and Utilities: Water — 0.4%
12,000	American States Water Co.	531,600
35,000	American Water Works Co. Inc.	2,721,950
74,000	Aqua America Inc.	2,379,100
15,000	Mueller Water Products Inc., Cl. A	177,300
30,000	Severn Trent plc	895,320
32,000	SJW Group	1,543,040
8,000	The York Water Co.	280,400
6,000	United Utilities Group plc, ADR	151,410

		8,680,120

	Entertainment — 2.3%
8,981	Liberty Media Corp.- Liberty Braves, Cl. C†	212,401
10,000	Live Nation Entertainment Inc.†	303,700
30,000	Take-Two Interactive Software Inc.†	1,778,100
32,233	The Madison Square Garden Co, Cl. A†	6,437,252
25,000	The Walt Disney Co.	2,834,750
210,000	Time Warner Inc.	20,519,100
183,000	Twenty-First Century Fox Inc., Cl. A	5,927,370
248,000	Twenty-First Century Fox Inc., Cl. B	7,881,440
8,000	Viacom Inc., Cl. A	390,000
165,000	Viacom Inc., Cl. B	7,692,300
185,000	Vivendi SA	3,596,860

		57,573,273

Shares		Market Value
	Environmental Services — 1.8%
245,000	Republic Services Inc.	$15,388,450
23,000	Veolia Environnement SA	430,860
97,913	Waste Connections Inc.	8,637,885
260,000	Waste Management Inc.	18,959,200

		43,416,395

	Equipment and Supplies — 1.7%
93,000	CIRCOR International Inc.	5,527,920
40,000	Flowserve Corp.	1,936,800
55,000	Graco Inc.	5,177,700
164,000	Mueller Industries Inc.	5,613,720
610,000	RPC Inc.	11,169,100
130,000	Sealed Air Corp.	5,665,400
50,000	Tenaris SA, ADR	1,707,000
94,000	The Timken Co.	4,248,800

		41,046,440

	Financial Services — 18.1%
8,000	Alleghany Corp.†	4,917,280
492,000	American Express Co.	38,922,120
572,000	American International Group Inc.	35,709,960
310,000	Bank of America Corp.	7,312,900
13,000	Berkshire Hathaway Inc., Cl. B†	2,166,840
56,000	Blackhawk Network Holdings Inc.†	2,273,600
20,000	BlackRock Inc.	7,670,200
110,000	Citigroup Inc.	6,580,200
11,000	Credit Acceptance Corp.†	2,193,510
29,000	Cullen/Frost Bankers Inc.	2,580,130
1,500	EXOR NV	77,578
3,000	FCB Financial Holdings Inc., Cl. A†	148,650
282,106	Fifth Street Finance Corp.	1,303,330
95,000	FNF Group	3,699,300
30,000	FNFV Group†	397,500
285,000	H&R Block Inc.	6,626,250
40,000	HRG Group Inc.†	772,800
37,000	HSBC Holdings plc, ADR	1,510,340
60,000	Interactive Brokers Group Inc., Cl. A	2,083,200
200,000	Invesco Ltd.	6,126,000
580,000	JPMorgan Chase & Co.	50,947,200
136,000	KeyCorp.	2,418,080
30,000	Kinnevik AB, Cl. B	800,165
89,250	KKR & Co. LP	1,627,028
525,000	Legg Mason Inc.	18,957,750
42,000	M&T Bank Corp.	6,498,660
250,000	Morgan Stanley	10,710,000
72,000	National Australia Bank Ltd., ADR	920,520
190,000	Navient Corp.	2,804,400
170,000	New York Community Bancorp Inc.	2,374,900
114,000	Northern Trust Corp.	9,870,120
195,000	PayPal Holdings Inc.†	8,388,900
55,000	Resona Holdings Inc.	295,379
205,000	SLM Corp.†	2,480,500

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
224,000	State Street Corp.	$17,832,640
268,000	T. Rowe Price Group Inc.	18,264,200
899,000	The Bank of New York Mellon Corp.	42,459,770
2,000	The Goldman Sachs Group Inc.	459,440
180,000	The Hartford Financial Services Group Inc.	8,652,600
289,000	The PNC Financial Services Group Inc.	34,749,360
122,000	The Travelers Companies Inc.	14,705,880
65,000	U.S. Bancorp	3,347,500
55,000	W. R. Berkley Corp.	3,884,650
550,000	Waddell & Reed Financial Inc., Cl. A	9,350,000
644,000	Wells Fargo & Co.	35,845,040
6,000	Willis Towers Watson plc	785,340

		442,501,710

	Food and Beverage — 13.7%
8,000	Ajinomoto Co. Inc.	157,837
10,000	Brown-Forman Corp., Cl. B.	461,800
115,000	Campbell Soup Co.	6,582,600
1,000,000	China Mengniu Dairy Co. Ltd.	2,071,672
66,000	Chr. Hansen Holding A/S	4,236,205
375,000	Conagra Brands Inc.	15,127,500
31,000	Constellation Brands Inc., Cl. A	5,024,170
237,222	Danone SA	16,135,692
1,950,000	Davide Campari-Milano SpA	22,612,494
75,000	Diageo plc, ADR	8,668,500
170,000	Dr Pepper Snapple Group Inc.	16,646,400
70,954	Flowers Foods Inc.	1,377,217
439,000	General Mills Inc.	25,905,390
18,000	Heineken Holding NV	1,431,927
279,000	ITO EN Ltd.	10,187,146
120,000	Kellogg Co.	8,713,200
370,000	Kikkoman Corp.	11,050,481
340,000	Lamb Weston Holdings Inc.	14,300,400
115,000	Maple Leaf Foods Inc.	2,791,443
1,000	McCormick & Co. Inc., Cl. V	97,380
873,000	Mondelēz International Inc., Cl. A	37,608,840
150,000	Morinaga Milk Industry Co. Ltd.	1,112,908
1,000	National Beverage Corp.	84,530
38,000	Nestlé SA	2,915,489
35,000	Nestlé SA, ADR	2,691,500
160,000	Nissin Foods Holdings Co. Ltd.	8,867,331
1,679,637	Parmalat SpA	5,493,788
339,450	Parmalat SpA, GDR(a)(b)	1,113,124
204,000	PepsiCo Inc.	22,819,440
62,000	Pernod Ricard SA	7,335,126
20,000	Pinnacle Foods Inc.	1,157,400
10,000	Post Holdings Inc.†	875,200
25,000	Remy Cointreau SA	2,447,513
18,000	Suntory Beverage & Food Ltd.	758,286
219,000	The Kraft Heinz Co.	19,887,390
552,000	The Coca-Cola Co.	23,426,880

Shares		Market Value

7,000	The J.M. Smucker Co.	$917,560
36,000	The WhiteWave Foods Co.†	2,021,400
15,000	TreeHouse Foods Inc.†	1,269,900
30,000	Unilever plc, ADR	1,480,200
10,000	United Natural Foods Inc.†	432,300
324,000	Yakult Honsha Co. Ltd.	17,985,449

		336,281,008

	Health Care — 8.6%
204,449	Abbott Laboratories	9,079,580
15,000	Actelion Ltd.	4,233,515
71,144	AdCare Health Systems Inc.†	91,064
16,000	Aetna Inc.	2,040,800
135,000	Akorn Inc.†	3,250,800
140,000	Alere Inc.†	5,562,200
92,000	Allergan plc	21,980,640
32,000	AmerisourceBergen Corp.	2,832,000
12,500	Amgen Inc.	2,050,875
10,000	Anthem Inc.	1,653,800
52,849	Baxter International Inc.	2,740,759
10,000	Becton, Dickinson and Co.	1,834,400
925,000	BioScrip Inc.†	1,572,500
19,000	Bristol-Myers Squibb Co.	1,033,220
7,000	Chemed Corp.	1,278,830
20,000	Cigna Corp.	2,929,800
45,000	DaVita Inc.†	3,058,650
75,000	Depomed Inc.†	941,250
100,000	Eli Lilly & Co.	8,411,000
95,000	Envision Healthcare Corp.†	5,825,400
40,000	Express Scripts Holding Co.†	2,636,400
40,000	Gerresheimer AG	3,167,979
70,000	Gilead Sciences Inc.	4,754,400
65,000	HCA Holdings Inc.†	5,784,350
12,500	Henry Schein Inc.†	2,124,625
7,500	Humana Inc.	1,546,050
3,500	Incyte Corp.†	467,845
20,862	Integer Holdings Corp.†	838,652
122,000	Johnson & Johnson	15,195,100
150,000	Kindred Healthcare Inc.	1,252,500
22,000	Laboratory Corp. of America Holdings†	3,156,340
11,575	Ligand Pharmaceuticals Inc.†	1,225,098
85,000	Mallinckrodt plc†	3,788,450
25,000	McKesson Corp.	3,706,500
65,000	Mead Johnson Nutrition Co.	5,790,200
20,000	Medtronic plc	1,611,200
214,000	Merck & Co. Inc.	13,597,560
50,000	Mylan NV†	1,949,500
173,795	NeoGenomics Inc.†	1,371,243
45,000	Orthofix International NV†	1,716,750
112,500	Owens & Minor Inc.	3,892,500
94,000	Patterson Cos., Inc.	4,251,620
649,548	Pfizer Inc.	22,221,037

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
15,000	Stryker Corp.	$1,974,750
40,000	Tenet Healthcare Corp.†	708,400
20,000	The Cooper Companies Inc.	3,997,800
26,000	UnitedHealth Group Inc.	4,264,260
20,000	Zimmer Biomet Holdings Inc.	2,442,200
162,159	Zoetis Inc.	8,654,426

		210,488,818

	Hotels and Gaming — 0.4%
19,000	Accor SA	791,515
115,000	Boyd Gaming Corp.†	2,531,150
300,000	Ladbrokes Coral Group plc	485,623
52,000	Las Vegas Sands Corp.	2,967,640
400,000	Mandarin Oriental International Ltd.	520,000
25,000	Ryman Hospitality Properties Inc.	1,545,750
6,000	Wyndham Worldwide Corp.	505,740

		9,347,418

	Machinery — 1.4%
995,000	CNH Industrial NV	9,591,800
155,000	CNH Industrial NV, Borsa Italiana	1,494,805
88,000	Deere & Co.	9,579,680
289,000	Xylem Inc.	14,513,580

		35,179,865

	Metals and Mining — 1.1%
65,000	Agnico Eagle Mines Ltd.	2,758,600
27,777	Alcoa Corp.	955,529
20,000	Alliance Holdings GP LP	548,600
200,000	Barrick Gold Corp.	3,798,000
8,000	BHP Billiton Ltd., ADR	290,560
36,000	Franco-Nevada Corp.	2,358,401
275,000	Freeport-McMoRan Inc.†	3,674,000
10,000	Labrador Iron Ore Royalty Corp.	140,166
336,000	Newmont Mining Corp.	11,074,560
3,200	South32 Ltd., ADR	33,536
65,000	TimkenSteel Corp.†	1,229,150

		26,861,102

	Paper and Forest Products — 0.1%
64,000	International Paper Co.	3,249,920

	Publishing — 0.1%
600	Graham Holdings Co., Cl. B	359,730
107,000	News Corp., Cl. B	1,444,500

		1,804,230

	Real Estate — 0.4%
19,500	Brookfield Asset Management Inc., Cl. A	710,970
74,000	Crown Castle International Corp.	6,989,300
18,000	Forest City Realty Trust Inc., Cl. A	392,040
16,000	QTS Realty Trust Inc., Cl. A	780,000
24,000	Uniti Group Inc.†	620,400

Shares		Market Value

20,000	Weyerhaeuser Co.	$679,600

		10,172,310

	Retail — 4.7%
102,000	AutoNation Inc.†	4,313,580
40,000	Best Buy Co. Inc.	1,966,000
390	Brookfield Business Partners LP	9,617
105,000	CST Brands Inc.	5,049,450
386,000	CVS Health Corp.	30,301,000
260,000	Hertz Global Holdings Inc.†	4,560,400
135,000	Ingles Markets Inc., Cl. A	5,825,250
5,181	J Alexander’s Holdings Inc.†	52,069
25,000	Kohl’s Corp.	995,250
90,000	Lowe’s Companies Inc.	7,398,900
114,000	Macy’s Inc.	3,378,960
40,000	Murphy USA Inc.†	2,936,800
225,000	Rite Aid Corp.†	956,250
25,000	Rush Enterprises Inc., Cl. B†	779,500
275,000	Sally Beauty Holdings Inc.†	5,621,000
120,000	Seven & i Holdings Co. Ltd.	4,701,698
80,000	Starbucks Corp.	4,671,200
40,000	The Home Depot Inc.	5,873,200
188,500	Walgreens Boots Alliance Inc.	15,654,925
20,000	Wal-Mart Stores Inc.	1,441,600
273,000	Whole Foods Market Inc.	8,113,560

		114,600,209

	Specialty Chemicals — 1.9%
8,880	AdvanSix Inc.†	242,602
54,000	Air Products & Chemicals Inc.	7,305,660
58,000	Ashland Global Holdings Inc.	7,180,980
1,000	Axalta Coating Systems Ltd.†	32,200
100,000	Chemtura Corp.†	3,340,000
109,000	E. I. du Pont de Nemours and Co.	8,755,970
460,000	Ferro Corp.†	6,987,400
30,000	International Flavors & Fragrances Inc.	3,975,900
89,000	Olin Corp.	2,925,430
5,000	Praxair Inc.	593,000
9,000	The Chemours Co.	346,500
94,000	The Dow Chemical Co.	5,972,760

		47,658,402

	Telecommunications — 4.3%
270,000	AT&T Inc.	11,218,500
225,000	BCE Inc.	9,960,750
500,000	Deutsche Telekom AG, ADR	8,775,000
69,000	Harris Corp.	7,677,630
195,000	Hellenic Telecommunications Organization SA, ADR	903,825
200,000	Ixia†	3,930,000
64,000	Loral Space & Communications Inc.†	2,521,600
50,000	Orange SA, ADR	777,000
50,000	Pharol SGPS SA	20,056

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Telecommunications (Continued)
39,000	Proximus SA	$1,223,821
50,084	Telefonica SA, ADR	560,440
295,000	Telekom Austria AG	2,010,348
23,000	Telenet Group Holding NV†	1,367,908
150,000	Telephone & Data Systems Inc.	3,976,500
110,000	Telstra Corp. Ltd., ADR	1,950,850
135,000	TELUS Corp.	4,384,800
40,000	T-Mobile US Inc.†	2,583,600
40,000	VEON Ltd., ADR	163,200
710,086	Verizon Communications Inc.	34,616,693
191,545	Vodafone Group plc, ADR	5,062,534
73,620	Windstream Holdings Inc	401,229

		104,086,284

	Transportation — 0.7%
30,000	Daseke Inc.†	303,600
239,000	GATX Corp.	14,569,440
16,500	Kansas City Southern	1,415,040

		16,288,080

	Wireless Communications — 0.2%
124,000	United States Cellular Corp.†	4,628,920

	TOTAL COMMON STOCKS	2,364,094,527

	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Energy and Utilities — 0.3%
128,000	El Paso Energy Capital Trust I, 4.750%	6,400,000

	Telecommunications — 0.1%.
53,000	Cincinnati Bell Inc., 6.750%, Ser. B	2,624,560

	TOTAL CONVERTIBLE PREFERRED STOCKS	9,024,560

	PREFERRED STOCKS — 0.1%
	Health Care — 0.1%
45,722	AdCare Health Systems Inc., 10.875%, Ser. A	1,049,777
133,681	The Phoenix Companies Inc., 7.450%, 01/15/32	2,427,152

	TOTAL PREFERRED STOCKS	3,476,929

	RIGHTS — 0.0%
	Retail — 0.0%
400,000	Safeway Casa Ley, CVR, expire 01/30/19†	152,000
400,000	Safeway PDC, CVR, expire 01/30/18†	8,000

	TOTAL RIGHTS	160,000

	WARRANTS — 0.0%
	Energy and Utilities: Natural Gas — 0.0%
306,400	Kinder Morgan Inc., expire 05/25/17†	735

	Energy and Utilities: Services — 0.0%
751	Seventy Seven Energy Inc., Ser B, expire 07/29/21†	0

Shares		Market Value

834	Seventy Seven Energy Inc., Ser C, expire 08/01/23†	$0

		0

	Transportation — 0.0%
30,000	Daseke Inc., expire 09/11/20†	33,600

	TOTAL WARRANTS	34,335

Principal
Amount
	CONVERTIBLE CORPORATE BONDS — 0.1%
	Cable and Satellite — 0.1%
$1,700,000	DISH Network Corp., 3.375%, 08/15/26(b)	2,062,314

	CORPORATE BONDS — 0.0%
	Equipment and Supplies — 0.0%
820,000	Mueller Industries Inc.,
	6.000%, 03/01/27	817,950

	Real Estate — 0.0%
450,000	Palm Harbor Homes Inc.,
	3.250%, 05/15/24	67,208

	TOTAL CORPORATE BONDS	885,158

	U.S. GOVERNMENT OBLIGATIONS — 2.8%
67,458,000	U.S. Treasury Bills, 0.491% to 0.914%††, 04/20/17 to 09/28/17	67,294,107

	TOTAL INVESTMENTS — 100.0% (Cost $1,708,492,363)	$2,447,031,930

	Aggregate tax cost	$1,728,067,123

	Gross unrealized appreciation	$797,440,952
	Gross unrealized depreciation	(78,476,145)

	Net unrealized appreciation/depreciation	$718,964,807

(a)	At March 31, 2017, the Fund held a restricted and illiquid security amounting to $1,113,124 or 0.05% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Dates	Acquisition Cost	03/31/17 Carrying Value Per Share

339,450	Parmalat SpA, GDR	12/02/03-12/11/03	$981,615	$3.2792

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — March 31, 2017 (Unaudited)

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the market value of Rule 144A securities amounted to $3,175,438 or 0.13% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt

Geographic Diversification	% of Total Investments	Market Value
Long Positions
North America	82.6%	$2,020,865,756
Europe	12.9	316,712,522
Japan	3.2	77,257,617
Latin America	1.1	26,353,209
Asia/Pacific	0.2	5,842,826

Total Investments	100.0%	$2,447,031,930

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Such debt obligations are valued through prices provided by a Pricing Service approved by the Board. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2017 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 3/31/17
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities: Integrated	$44,501,985	—	$53,500	$44,555,485
Energy and Utilities: Services	54,424,851	—	0	54,424,851
Food and Beverage	335,167,884	$1,113,124	—	336,281,008
Other Industries (a)	1,928,833,183	—	—	1,928,833,183

Total Common Stocks	2,362,927,903	1,113,124	53,500	2,364,094,527

Preferred Stocks (a)	3,476,929	—	—	3,476,929
Convertible Preferred Stocks (a)	9,024,560	—	—	9,024,560

Total Preferred Stocks and Convertible Preferred Stocks	12,501,489	—	—	12,501,489

Rights (a)	—	160,000	—	160,000
Warrants (a)	34,335	—	0	34,335
Convertible Corporate Bonds (a)	—	2,062,314	—	2,062,314
Corporate Bonds (a)	—	817,950	67,208	885,158
U.S. Government Obligations	—	67,294,107	—	67,294,107

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,375,463,727	$71,447,495	$120,708	$2,447,031,930

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the “Acquired Funds”) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. At March 31, 2017, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was less than 1 basis point.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted security the Fund held as of March 31, 2017, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst focusing on companies across the healthcare industry. In 2006, he began serving as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

   GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello, CPA

Senior Partner,

Bright Side Consulting

Edward T. Tokar

Former Chief Executive Officer of Allied Capital Management, LLC, &

Vice President of Honeywell International, Inc.

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary &

Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GDV Q1/2017

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/25/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	5/25/2017

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	5/25/2017

* Print the name and title of each signing officer under his or her signature.